Alpha Architect 1-3 Month Box ETF

Schedule of Investments

December 31, 2024 (Unaudited)

PURCHASED OPTIONS - 101.3%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 5.9%
Invesco QQQ Trust Series 1
Expiration: 01/31/2025; Exercise Price: $10,005.01(d)	$1,687,059	33	$1
S&P 500 Index
Expiration: 01/17/2025; Exercise Price: $10,200.01(d)	14,115,912	24	5
SPDR S&P 500 ETF Trust
Expiration: 01/17/2025; Exercise Price: $10.01(d)	202,314,816	3,452	198,862,816
Expiration: 03/21/2025; Exercise Price: $10.01(d)	66,520,080	1,135	65,265,905

Put Options - 95.4%
Invesco QQQ Trust Series 1
Expiration: 01/31/2025; Exercise Price: $15.01(d)	1,687,059	33	1,623
S&P 500 Index
Expiration: 01/17/2025; Exercise Price: $200.01(d)	14,115,912	24	1
SPDR S&P 500 ETF Trust
Expiration: 01/17/2025; Exercise Price: $10,010.01(d)	202,314,816	3,452	3,245,266,624
Expiration: 03/21/2025; Exercise Price: $10,010.01(d)	66,520,080	1,135	1,057,952,795

TOTAL PURCHASED OPTIONS (Cost $4,534,480,313)			4,567,349,770

SHORT-TERM INVESTMENTS - 0.0%(e)	Shares
Money Market Funds - 0.0%(e)
First American Government Obligations Fund - Class X, 4.41%(f)	1,431,231	1,431,231
TOTAL SHORT-TERM INVESTMENTS (Cost $1,431,231)		1,431,231

TOTAL INVESTMENTS - 101.3% (Cost $4,535,911,544)		$4,568,781,001
Liabilities in Excess of Other Assets - (1.3%)		(57,349,807)
TOTAL NET ASSETS - 100.0%		$4,511,431,194

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Purchased option contracts are held in connection with corresponding written option contracts. See the Schedule of Written Options for further information.
(d)	FLexible EXchange® Options.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Alpha Architect 1-3 Month Box ETF

Schedule of Written Options

December 31, 2024 (Unaudited)

WRITTEN OPTIONS - (1.3%)(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - (0.4%)
Invesco QQQ Trust Series 1
Expiration: 01/31/2025; Exercise Price: $15.01(c)	$(1,687,059)	(33)	$(1,639,776)
S&P 500 Index
Expiration: 01/17/2025; Exercise Price: $200.01(c)	(14,115,912)	(24)	(13,638,949)
SPDR S&P 500 ETF Trust
Expiration: 01/17/2025; Exercise Price: $10,010.01(c)	(202,314,816)	(3,452)	(34,520)
Expiration: 03/21/2025; Exercise Price: $10,010.01(c)	(66,520,080)	(1,135)	(11,350)
Total Call Options			$(15,324,595)

Put Options - (0.9%)
Invesco QQQ Trust Series 1
Expiration: 01/31/2025; Exercise Price: $10,005.01(c)	(1,687,059)	(33)	$(31,189,541)
S&P 500 Index
Expiration: 01/17/2025; Exercise Price: $10,200.01(c)	(14,115,912)	(24)	(10,300,178)
SPDR S&P 500 ETF Trust
Expiration: 01/17/2025; Exercise Price: $10.01(c)	(202,314,816)	(3,452)	(34,520)
Expiration: 03/21/2025; Exercise Price: $10.01(c)	(66,520,080)	(1,135)	(11,350)
Total Put Options			(41,535,589)

TOTAL WRITTEN OPTIONS (Premiums received $56,576,471)			$(56,860,184)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	FLexible EXchange® Options.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Alpha Architect 1-3 Month Box ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$-	$4,567,349,770	$-	$4,567,349,770
Money Market Funds	1,431,231	-	-	1,431,231
Total Investments	$1,431,231	$4,567,349,770	$-	$4,568,781,001

Liabilities:
Investments:
Written Options	$-	$(56,860,184)	$-	$(56,860,184)
Total Investments	$-	$(56,860,184)	$-	$(56,860,184)

Refer to the Schedule of Investments for further disaggregation of investment categories.

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